Income tax - Reconciliation between expense of income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Tax benefit calculated at statutory tax rates	$ (6,000)	$ (3,243)	$ (10,864)
Effect of differences between statutory tax rates and foreign effective tax rates	25,927	1,599	5,841
Non-taxable other income	(63,834)	(130)	(198)
Non-deductible expenses	43,466	1,420	4,516
Valuation allowance	407	1,007	1,255
Outside basis difference	(34)	(56)	783
Additional deduction of research and development expenses			(133)
Others		51	360
Income tax expense/(credit)	$ (68)	648	1,560
Discontinued operations
Effective Income Tax Rate Reconciliation [Line Items]
Tax benefit calculated at statutory tax rates		(6,297)	(42,627)
Effect of differences between statutory tax rates and foreign effective tax rates		650	1,918
Non-taxable other income		(284)	(51)
Non-deductible expenses		1,975	24,651
Valuation allowance		3,955	3,773
Additional deduction of research and development expenses			(332)
Others			(74)
Income tax expense/(credit)		(1)	(12,742)
Continuing and discontinued operations
Effective Income Tax Rate Reconciliation [Line Items]
Tax benefit calculated at statutory tax rates		(9,540)	(53,491)
Effect of differences between statutory tax rates and foreign effective tax rates		2,249	7,759
Non-taxable other income		(414)	(249)
Non-deductible expenses		3,395	29,167
Valuation allowance		4,962	5,028
Outside basis difference		(56)	783
Additional deduction of research and development expenses			(465)
Others		51	286
Income tax expense/(credit)		$ 647	$ (11,182)